Measurement of Expected Credit Losses (ECL) - Summary Of Loan Portfolio And Related Impact On Contractual Cash Flows (Detail) - Financial instruments credit-impaired [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	$ 1,502,517	$ 656,310
Variation	991,999
Inflacionaty effecs	(145,792)
UVA-indexed mortgage loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Affected portfolio	48,715,323
Loss from changes in contractual cash flows recognized in Net Interest Income	1,476,478	644,640
Variation	973,932
Inflacionaty effecs	(142,094)
UVA-indexed pledge loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Affected portfolio	996,002
Loss from changes in contractual cash flows recognized in Net Interest Income	26,039	$ 11,670
Variation	18,067
Inflacionaty effecs	$ (3,698)